Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 40,852	$ 169,218
2014	149,938	155,233
2015	133,387	138,598
2016	115,308	120,912
2017	100,280	105,919
Thereafter	342,968	363,139
Net ending balance	$ 882,733	$ 1,053,019